Credit Facilities, Long-Term Debt and Lease Liabilities - Credit facilities summarized (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Facility size	$ 2,190
Outstanding letters of credit	621
Borrowings	3,361	$ 3,212
Available capacity	1,455
Financial assets pledged as collateral for liabilities or contingent liabilities	0	3
TransAlta Renewables Inc.
Disclosure of detailed information about borrowings [line items]
Financial assets pledged as collateral for liabilities or contingent liabilities	49
Revolving committed syndicated bank facility
Disclosure of detailed information about borrowings [line items]
Facility size	1,250
Outstanding letters of credit	379
Borrowings	114
Available capacity	757
Canadian committed bilateral credit facilities
Disclosure of detailed information about borrowings [line items]
Facility size	240
Outstanding letters of credit	150
Borrowings	0
Available capacity	90
Committed Credit Facility | TransAlta Renewables Inc.
Disclosure of detailed information about borrowings [line items]
Facility size	700
Outstanding letters of credit	92
Borrowings	0
Available capacity	608
Credit facilities
Disclosure of detailed information about borrowings [line items]
Borrowings	114	$ 220
Letter of credit
Disclosure of detailed information about borrowings [line items]
Debt instruments issued	89
Letter of credit | TransAlta Renewables Inc.
Disclosure of detailed information about borrowings [line items]
Debt instruments issued	92
Bilateral Credit Facility | Later than six months and not later than one year
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 80